Reclamation and Remediation Obligations	12 Months Ended
Dec. 31, 2020
Reclamation And Remediation Obligations
Reclamation and Remediation Obligations

The Company is legally required to perform reclamation on sites where environmental disturbance is caused by the development or on-going mining of a property to restore it to its original condition at the end of its useful life. In accordance with IFRS, the Company recognized the fair value of that liability as an asset retirement obligation. The total amount of undiscounted cash flows required to settle the estimated obligation is $5,182 (2019 - $6,053) which has been discounted using a weighted average risk-free rate of 0.19% (2019 – 1.76%) and an inflation rate of 1.36% (2019 – 2.29%).

The following table describes the changes to the Company's asset retirement obligation liability:

	December 31, 2020	December 31,2019
	$’000	$’000
Reclamation and remediation obligation - beginning of year	$5,803	$1,274
Reverse acquisition (note 25)	-	2,075
Change in estimate	(677)	2,419
Accretion expense	13	35
Reclamation and remediation obligation - end of year	$5,139	$5,803

The Company reassess the cost of reclamation and remediation obligations periodically given new information regarding changes to the risk-free rate, inflation rate and undiscounted cash flow. During the year ended December 31, 2020 and 2019, the change in estimate relates to revisions to the estimated undiscounted cashflow obligations.